Rule 497(e)
                                      Registration Nos. 333-181507 and 811-22709


                       FIRST TRUST EXCHANGE-TRADED FUND V

             FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND
                                  (the "Fund")

          SUPPLEMENT TO THE FUND'S STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2014,
      AS PREVIOUSLY SUPPLEMENTED ON SEPTEMBER 25, 2014 AND MARCH 18, 2015


                              DATED APRIL 7, 2015

            Notwithstanding anything to the contrary in the Fund's Statement of Additional Information, the following is added to the end of the section entitled "Additional Information":

            Policy Regarding Investment in Other Investment Companies. Beginning on or about June 7, 2015, the Fund will not rely on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act to invest in other investment companies.


      PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE